Earnings (Loss) per share (Details) - Schedule of basic and diluted net loss per share - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net (loss)/income from continuing operations available to shareholders of the Company - basic and diluted (in Yuan Renminbi)	¥ 6,670	¥ (12,102)	¥ (11,792)
Denominator
Weighted average number of ordinary shares - basic	13,655,571	454,495	61,846
Effect of dilutive securities		(53,160)	11,312
Dilutive effect of non-vested shares	13,655,571	401,335	73,158
Earnings/(losses) per share from continuing operations — basic (in Yuan Renminbi per share)	¥ 0.49	¥ (26.63)	¥ (190.67)
Earnings/(losses) per share from continuing operations — diluted (in Yuan Renminbi per share)	0.49	(30.15)	(161.19)
Losses per share from discontinued operations—basic Numerator:
Net (loss)/income from discontinued operations available to shareholders of the Company - basic and diluted (in Yuan Renminbi per share)	¥ 46,343	¥ (372,197)	¥ (399,193)
Denominator
Weighted average number of ordinary shares - basic	13,655,571	454,495	61,846
Effect of dilutive securities		(53,160)	11,312
Dilutive effect of non-vested shares	13,655,571	401,335	73,158
Denominator for diluted net loss per share
Earnings/(losses) per share from discontinued operations — basic (in Yuan Renminbi per share)	¥ 3.39	¥ (818.92)	¥ (6,454.62)
Earnings/(losses) per share from discontinued operations — diluted (in Yuan Renminbi per share)	¥ 3.39	¥ (927.4)	¥ (5,456.6)